Note 9 - Intangible assets (Detail) - Acquired Intangible Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Amount (in Dollars)	$ 7,606
Estimated weighted average amortization period (years)	15 years 146 days
Customer Lists and Relationships [Member]
Amount (in Dollars)	5,917
Estimated weighted average amortization period (years)	17 years 6 months
Franchise Rights [Member]
Amount (in Dollars)	1,339
Estimated weighted average amortization period (years)	9 years 146 days
Trademarks and Trade Names [Member]
Amount (in Dollars)	160
Estimated weighted average amortization period (years)	4 years 292 days
Management Contracts and Other [Member]
Amount (in Dollars)	43
Estimated weighted average amortization period (years)	8 years 292 days
Brokerage Backlog [Member]
Amount (in Dollars)	$ 147
Estimated weighted average amortization period (years)	6 months